Touchstone Dynamic Large Cap Growth Fund Performance Management - Touchstone Dynamic Large Cap Growth Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Performance
Performance Narrative [Text Block]	On May 9, 2025, the Fund changed its name from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. The Fund also changed its principal investment strategies, its benchmark and its sub-adviser from Westfield Capital Management Company, L.P. to Los Angeles Capital, the Fund’s current sub-adviser, on May 9, 2025. The Fund’s performance shown below might have differed materially if Los Angeles Capital had managed the Fund pursuant to its current principal investment strategies prior to May 9, 2025.The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg US 3000 Index and Russell 3000® Index. The Bloomberg US 1000 Growth Index and the Russell 1000® Growth Index show how the Fund’s performance compares against the returns of indexes with similar investment objectives. The bar chart does not reflect any sales charges, which would reduce your return.The performance table reflects any applicable sales charges.Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg US 3000 Index and Russell 3000® Index. The Bloomberg US 1000 Growth Index and the Russell 1000® Growth Index show how the Fund’s performance compares against the returns of indexes with similar investment objectives.
Performance One Year or Less [Text]	Class R6 shares commenced operations on May 9, 2025 and do not have a full calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart [Heading]	Touchstone Dynamic Large Cap Growth Fund — Class A Shares Total Return as of December 31
Bar Chart Closing [Text Block]	Best Quarter:2nd Quarter 202027.20Worst Quarter:2nd Quarter 2022(20.89)Year-To-Date:6/30/20264.98
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2025
Performance Table Narrative	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account.The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares’ after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.Class R6 shares commenced operations on May 9, 2025 and do not have a full calendar year of performance. Class R6 shares would have had substantially similar annual returns to Class A, Class C, Class Y and Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same shareholder fees and operating expenses.
Performance Table Does Reflect Sales Loads	The performance table reflects any applicable sales charges.
Performance Table Market Index Changed	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares’ after-tax returns.
Performance Availability Website Address [Text]	TouchstoneInvestments.com
Performance Availability Phone [Text]	1.800.543.0407
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-To-Date:
Bar Chart, Year to Date Return	4.98%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	27.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.89%)
Lowest Quarterly Return, Date	Jun. 30, 2022